PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details)				12 Months Ended
	Jan. 01, 2021 USD ($)	Sep. 21, 2020 USD ($) SquareFoot	Jul. 29, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property Plant And Equipment [Line Items]
Depreciation expense				$ 19,423	$ 105,738
Operating lease costs				$ 1,033,570	$ 287,103
Remaining lease term				72 months 15 days
Lease discount rate				7.00%
12300 Grant LLC (Landlord)
Property Plant And Equipment [Line Items]
Number of rentable square feet of building | SquareFoot		100,000
Lease term		88 months
Lease commencement date		Sep. 21, 2020
Rent per month	$ 80,000	$ 50,000
Percentage of rent increase in annual rate		3.00%
Lease terms description				The lease is classified as an operating lease and accounted for accordingly. The Lease term is for 88 months commencing on September 21, 2020 at a rent of $50,000 per month including taxes, insurance and common area maintenance until December 31, 2020. Beginning January 1, 2021, the rent shall adjust to $80,000 per month on a triple net basis and shall increase at an annual rate of 3% per annum until December 31, 2027
Buildings | Mortgage Holder
Property Plant And Equipment [Line Items]
Price of building			$ 7,193,000
Gain on sale of property			$ 3,000,000